Build Bond Innovation ETF
Schedule of Investments
June 30, 2026 (Unaudited)

U.S. TREASURY SECURITIES - 65.6%	Par	Value
United States Treasury Note/Bond
4.25%, 11/30/2026(a)	$ 270,000	$ 270,380
4.25%, 12/31/2026(a)	150,000	150,211
4.13%, 01/31/2027	350,000	350,239
4.13%, 02/28/2027	520,000	520,379
3.88%, 03/31/2027(a)	320,000	319,692
3.75%, 04/30/2027(a)	220,000	219,452
3.88%, 05/31/2027	650,000	648,814
3.75%, 06/30/2027	590,000	588,047
3.88%, 07/31/2027	440,000	438,840
3.63%, 08/31/2027	30,000	29,831
3.50%, 09/30/2027	530,000	525,963
3.50%, 10/31/2027	460,000	456,173
3.38%, 11/30/2027	490,000	484,870
3.38%, 02/29/2028	400,000	395,125
3.88%, 03/15/2028	40,000	39,822
3.88%, 03/31/2028	650,000	647,029
3.75%, 04/15/2028	500,000	496,582
3.50%, 01/15/2029	170,000	167,344
3.50%, 02/15/2029	640,000	629,675
4.13%, 06/15/2029	300,000	299,848
4.00%, 03/31/2030	130,000	129,261
TOTAL U.S. TREASURY SECURITIES (Cost $7,842,929)		7,807,577

CORPORATE BONDS - 32.6%	Par	Value
Aerospace Product and Parts Manufacturing - 0.5%
Lockheed Martin Corp., 4.45%, 05/15/2028	61,000	61,111

Architectural and Structural Metals Manufacturing - 1.2%
Nucor Corp.
4.30%, 05/23/2027	67,000	67,029
2.70%, 06/01/2030	80,000	74,634
		141,663

Automotive Parts, Accessories, and Tire Retailers - 0.4%
AutoZone, Inc., 6.25%, 11/01/2028	44,000	45,581

Beverage Manufacturing - 0.2%
PepsiCo, Inc., 3.60%, 02/18/2028	27,000	26,720

Building Material and Supplies Dealers - 1.3%
Lowe's Cos., Inc.
3.35%, 04/01/2027	40,000	39,740
3.10%, 05/03/2027	115,000	113,912
		153,652

Clothing and Clothing Accessories Retailers - 0.0% (b)
Ross Stores, Inc., 4.70%, 04/15/2027	6,000	6,016

Commercial and Service Industry Machinery Manufacturing - 0.1%
KLA Corp., 4.10%, 03/15/2029	15,000	14,869

Communications Equipment Manufacturing - 0.2%
QUALCOMM, Inc., 3.25%, 05/20/2027	22,000	21,813

Computer Systems Design and Related Services - 1.4%
Oracle Corp.
2.65%, 07/15/2026	133,000	132,907
2.80%, 04/01/2027	33,000	32,570
4.45%, 09/26/2030	1,000	966
		166,443

Converted Paper Product Manufacturing - 0.3%
Kimberly-Clark Corp., 3.95%, 11/01/2028	32,000	31,719

Depository Credit Intermediation - 0.5%
Bank of New York Mellon Corp., 3.85%, 04/26/2029	22,000	21,723
US Bancorp, 3.15%, 04/27/2027	37,000	36,690
		58,413

Electric Power Generation, Transmission and Distribution - 0.7%
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028	81,000	79,370
MidAmerican Energy Co., 3.10%, 05/01/2027	7,000	6,937
		86,307

Electrical Equipment Manufacturing - 0.2%
Eaton Corp., 4.35%, 05/18/2028	28,000	28,008

Freight Transportation Arrangement - 0.1%
JB Hunt Transport Services, Inc., 4.90%, 03/15/2030	15,000	15,087

Gasoline Stations - 0.3%
Valero Energy Partners LP, 4.50%, 03/15/2028	32,000	31,981

Grocery and Convenience Retailers - 0.1%
Kroger Co., 2.65%, 10/15/2026	8,000	7,966

Insurance Carriers - 0.7%
Radian Group, Inc., 6.20%, 05/15/2029	86,000	88,844

Lessors of Real Estate - 2.3%
AvalonBay Communities, Inc., 3.20%, 01/15/2028	3,000	2,945
Camden Property Trust
4.10%, 10/15/2028	36,000	35,745
3.15%, 07/01/2029	11,000	10,567
2.80%, 05/15/2030	7,000	6,551
Essex Portfolio LP, 3.63%, 05/01/2027	119,000	118,261
Mid-America Apartments LP
3.60%, 06/01/2027	29,000	28,819
4.20%, 06/15/2028	5,000	4,978
Simon Property Group LP, 3.38%, 06/15/2027	5,000	4,957
Ventas Realty LP
3.85%, 04/01/2027	21,000	20,921
4.00%, 03/01/2028	46,000	45,554
		279,298

Management of Companies and Enterprises - 0.5%
Schlumberger Investment SA, 4.50%, 05/15/2028	62,000	62,038

Metal Ore Mining - 0.5%
Newmont Corp., 2.80%, 10/01/2029	60,000	56,823

Natural Gas Distribution - 0.2%
Kinder Morgan, Inc., 4.30%, 03/01/2028	20,000	19,930

Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 0.1%
L3Harris Technologies, Inc., 5.40%, 01/15/2027	14,000	14,072

Nondepository Credit Intermediation - 1.6%
American Honda Finance Corp.
4.90%, 03/12/2027	30,000	30,100
4.45%, 10/22/2027	40,000	39,962
Caterpillar Financial Services Corp., 3.60%, 08/12/2027	1,000	994
General Motors Financial Co., Inc., 4.35%, 01/17/2027	19,000	18,984
John Deere Capital Corp., 4.95%, 07/14/2028	20,000	20,256
Toyota Motor Credit Corp., 4.35%, 10/08/2027	76,000	76,086
		186,382

Oil and Gas Extraction - 1.7%
Diamondback Energy, Inc.
3.25%, 12/01/2026	15,000	14,947
5.20%, 04/18/2027	76,000	76,451
Enterprise Products Operating LLC, 4.15%, 10/16/2028	64,000	63,557
Occidental Petroleum Corp., 7.20%, 03/15/2029	41,000	43,093
		198,048

Other Financial Investment Activities - 0.6%
Blackrock, Inc., 3.25%, 04/30/2029	52,000	50,525
Blackstone Secured Lending Fund, 5.88%, 11/15/2027	25,000	25,190
		75,715

Other General Purpose Machinery Manufacturing - 0.1%
Xylem, Inc., 3.25%, 11/01/2026	15,000	14,951

Other Miscellaneous Retailers - 0.4%
eBay, Inc., 5.95%, 11/22/2027	45,000	45,817

Petroleum and Coal Products Manufacturing - 1.0%
Phillips 66, 3.90%, 03/15/2028	46,000	45,504
Phillips 66 Co., 4.95%, 12/01/2027	79,000	79,533
		125,037

Petroleum and Petroleum Products Merchant Wholesalers - 1.4%
Energy Transfer LP
4.20%, 04/15/2027	67,000	66,876
5.50%, 06/01/2027	16,000	16,108
4.00%, 10/01/2027	85,000	84,498
5.55%, 02/15/2028	1,000	1,014
		168,496

Pipeline Transportation of Natural Gas - 0.6%
El Paso Natural Gas Co. LLC, 7.50%, 11/15/2026	71,000	71,638

Rail Transportation - 1.5%

Burlington Northern Santa Fe LLC, 3.25%, 06/15/2027	32,000	31,720
CSX Corp., 3.25%, 06/01/2027	151,000	149,512
		181,232

Restaurants and Other Eating Places - 0.3%
McDonald's Corp.
3.50%, 07/01/2027	14,000	13,891
3.80%, 04/01/2028	20,000	19,808
		33,699

Securities and Commodity Contracts Intermediation and Brokerage - 0.2%
Goldman Sachs Group, Inc., 3.85%, 01/26/2027	20,000	19,955

Securities and Commodity Exchanges - 1.0%
Intercontinental Exchange, Inc., 4.00%, 09/15/2027	121,000	120,435

Semiconductor and Other Electronic Component Manufacturing - 2.3%
Amphenol Corp., 5.05%, 04/05/2027	82,000	82,457
Analog Devices, Inc., 3.45%, 06/15/2027	102,000	101,288
Intel Corp., 3.75%, 03/25/2027	64,000	63,698
Micron Technology, Inc., 5.88%, 09/15/2033	2,000	2,090
Texas Instruments, Inc., 4.60%, 02/15/2028	20,000	20,098
		269,631

Ship and Boat Building - 1.1%
Huntington Ingalls Industries, Inc., 4.20%, 05/01/2030	130,000	127,340

Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 1.0%
Clorox Co.
3.90%, 05/15/2028	21,000	20,769
4.40%, 05/01/2029	98,000	97,352
Estee Lauder Cos., Inc., 4.38%, 05/15/2028	2,000	1,996
		120,117

Software Publishers - 1.0%
Autodesk, Inc., 3.50%, 06/15/2027	122,000	120,797
Hewlett Packard Enterprise Co., 4.40%, 09/25/2027	4,000	3,994
		124,791

Sugar and Confectionery Product Manufacturing - 0.6%
Hershey Co., 2.45%, 11/15/2029	73,000	68,478

Tobacco Manufacturing - 0.6%
Philip Morris International, Inc.
5.25%, 09/07/2028	16,000	16,252
5.50%, 09/07/2030	52,000	53,683
		69,935

Traveler Accommodation - 0.4%
Marriott International, Inc., 5.45%, 09/15/2026	50,000	50,059

Warehouse Clubs, Supercenters, and Other General Merchandise Retailers - 0.6%
Walmart, Inc., 3.90%, 04/15/2028	67,000	66,721

Waste Treatment and Disposal - 0.9%
Waste Management, Inc.

3.15%, 11/15/2027		35,000		34,494
4.50%, 03/15/2028		70,000		70,214
				104,708

Web Search Portals, Libraries, Archives, and Other Information Services - 0.6%
Meta Platforms, Inc., 4.95%, 05/15/2033		70,000		70,061

Wired and Wireless Telecommunications (except Satellite) - 1.3%
AT&T, Inc.
3.80%, 02/15/2027		15,000		14,947
4.25%, 03/01/2027		40,000		39,957
2.30%, 06/01/2027		102,000		100,051
				154,955
TOTAL CORPORATE BONDS (Cost $3,887,174)				3,886,555

PURCHASED OPTIONS - 0.7% (c)(d)(e)	Notional Amount	Contracts		Value
Call Options - 0.6%
iShares 20+ Year Treasury Bond ETF, Expiration: 10/16/2026; Exercise Price: $89.00	518,520	60		4,860
iShares 3-7 Year Treasury Bond ETF, Expiration: 10/16/2026; Exercise Price: $117.00	2,349,000	200		27,000
iShares 7-10 Year Treasury Bond ETF, Expiration: 10/16/2026; Exercise Price: $96.00	2,647,960	280		15,820
Novo Nordisk AS, Expiration: 10/16/2026; Exercise Price: $50.00	86,292	18		6,156
Platinum Group Metals Ltd., Expiration: 07/17/2026; Exercise Price: $5.00	13,500	100		250
Roundhill Memory ETF, Expiration: 08/21/2026; Exercise Price: $80.00	81,235	11		8,811
Smith & Wesson Brands, Inc., Expiration: 09/18/2026; Exercise Price: $16.00	82,720	55		5,775
State Street Health Care Select Sector SPDR ETF, Expiration: 01/15/2027; Exercise Price: $160.00	142,794	9		8,100
Total Call Options				76,772

Put Options - 0.1%
iShares iBoxx USD High Yield Corporate Bond ETF, Expiration: 09/18/2026; Exercise Price: $77.00 (c)(d)	2,798,950	350		10,500
TOTAL PURCHASED OPTIONS (Cost $111,071)				87,272

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%		Shares		Value
First American Government Obligations Fund - Class X, 3.57% (f)		31,848		31,848
TOTAL MONEY MARKET FUNDS (Cost $31,848)				31,848

TOTAL INVESTMENTS - 99.2% (Cost $11,873,022)				11,813,252
Other Assets in Excess of Liabilities - 0.8%			0.00783	93,234
TOTAL NET ASSETS - 100.0%				$ 11,906,486

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a) (b)	All or a portion of this security is held for collateral on purchased options. The fair value of assets committed as collateral as of June 30, 2026 is $879,754 Represents less than 0.05% of net assets.
(c)	Non-income producing security.
(d)	100 shares per contract.
(e)	Exchange-traded.
(f)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Build Bond Innovation ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$ –	$ 7,807,577	$ –	$ 7,807,577
Corporate Bonds	–	3,886,555	–	3,886,555
Purchased Options	44,202	43,070	–	87,272
Money Market Funds	31,848	–	–	31,848
Total Investments	$ 76,050	$ 11,737,202	$ –	$ 11,813,252

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year's annual report.